Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Significant accounting policies
Operating cycle of a portion of the Company's activities (in years)	1
Taxes
Minimum percentage likelihood of being realized upon ultimate settlement used to determine the amount of uncertain tax benefits	50.00%
Minimum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	20.00%
Amortization Periods
Amortization period of internally developed software (in years)	3
Amortization period for customer technology and marketing-related intangibles (in years)	5
Maximum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	50.00%
Amortization Periods
Amortization period of internally developed software (in years)	5
Amortization period for customer technology and marketing-related intangibles (in years)	20
Factories and office buildings
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	30
Estimated useful lives of property, plant and equipment, maximum (in years)	40
Other facilities
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average (in years)	15
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	15
Furniture and office equipment
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, minimum (in years)	3
Estimated useful lives of property, plant and equipment, maximum (in years)	8